Document and Entity Information	3 Months Ended
Mar. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Atlantica Yield plc
Entity Central Index Key	0001601072
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	100,217,260
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2018